Development of Allowance for Doubtful Accounts (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Valuation allowances [Abstract]
Trade accounts receivable allowance for doubtful accounts 1	$ 465,790,000	$ 418,508,000	$ 413,165,000
Change in valuation allowances as recorded in the consolidated statements of income	477,045,000	440,284,000	325,451,000
Write-offs and recoveries of amounts previously written off	(433,713,000)	(381,087,000)	(309,058,000)
Foreign currency translation	(560,000)	(11,915,000)	(11,050,000)
Trade accounts receivable allowance for doubtful accounts 2	$ 508,562,000	$ 465,790,000	$ 418,508,000